Cover	Jan. 26, 2023
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001408057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 26, 2023
Entity Incorporation State Country Code	NV
Entity File Number	000-52765
Entity Tax Identification Number	13-4182867
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false